Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 63.20%
Communication Services - 5.87%
Alphabet, Inc., Class A*# 3,800 $ 573,534
Alphabet, Inc., Class C*# 4,000 609,040
AT&T, Inc. 1,740 30,624
Comcast Corp., Class A 600 26,010
Electronic Arts, Inc.# 1,900 252,073
Meta Platforms, Inc.,
Class A# 400 194,232
Omnicom Group, Inc. 400 38,704
Verizon Communications,
Inc. 900 37,764
Walt Disney Co. (The) 565 69,133
1,831,114
Consumer Discretionary - 7.69%
Amazon.com, Inc.*# 4,800 865,824
AutoZone, Inc.* 100 315,165
eBay, Inc. 500 26,390
Expedia Group, Inc.*# 2,500 344,375
Ford Motor Co. 875 11,620
General Motors Co.# 700 31,745
McDonald's Corp.# 1,800 507,510
NIKE, Inc., Class B 400 37,592
Ross Stores, Inc. 500 73,380
Starbucks Corp. 400 36,556
Tesla, Inc.* 600 105,474
Yum! Brands, Inc. 300 41,595
2,397,226
Consumer Staples - 4.32%
Archer-Daniels-Midland
Co. 400 25,124
Coca-Cola Co. (The) 1,300 79,534
Colgate-Palmolive Co. 400 36,020
Constellation Brands, Inc.,
Class A# 400 108,704
Costco Wholesale Corp.# 300 219,789
Dollar General Corp. 300 46,818
General Mills, Inc. 500 34,985
J M Smucker Co. (The) 200 25,174
Kimberly-Clark Corp. 400 51,740
Kroger Co. (The) 800 45,704
Mondelez International,
Inc., Class A 700 49,000
PepsiCo, Inc.# 2,300 402,523
Procter & Gamble Co.
(The) 600 97,350
Target Corp. 300 53,163
Walmart, Inc. 1,200 72,204
1,347,832
Industry Company Shares Value
Energy - 8.79%
APA Corp.# 7,000 $ 240,660
Cheniere Energy, Inc.# 2,000 322,560
Chevron Corp.# 678 106,948
ConocoPhillips# 587 74,713
EOG Resources, Inc.# 500 63,920
EQT Corp.# 4,300 159,401
Exxon Mobil Corp.# 900 104,616
Marathon Petroleum
Corp.# 3,300 664,950
Occidental Petroleum
Corp.# 7,260 471,827
Phillips 66 500 81,670
Pioneer Natural Resources
Co. 25 6,563
Schlumberger NV 600 32,886
Valero Energy Corp.# 2,400 409,656
2,740,370
Financials - 7.09%
American Express Co.# 300 68,307
Aon PLC, Class A 200 66,744
Bank of America Corp. 1,700 64,464
Berkshire Hathaway, Inc.,
Class B*# 710 298,569
BlackRock, Inc. 100 83,370
Capital One Financial
Corp. 200 29,778
Charles Schwab Corp.
(The) 800 57,872
Chubb, Ltd. 261 67,633
Citigroup, Inc. 810 51,224
CME Group, Inc.# 900 193,761
Comerica, Inc. 300 16,497
Goldman Sachs Group,
Inc. (The) 200 83,538
JPMorgan Chase & Co.# 1,000 200,300
KeyCorp. 400 6,324
Marsh & McLennan Cos.,
Inc. 400 82,392
Mastercard, Inc., Class A# 400 192,628
Morgan Stanley 800 75,328
PayPal Holdings, Inc.* 400 26,796
PNC Financial Services
Group, Inc. (The) 200 32,320
Progressive Corp. (The) 320 66,183
S&P Global, Inc. 200 85,090
T Rowe Price Group, Inc. 100 12,192
Truist Financial Corp.# 300 11,694
U.S. Bancorp# 1,900 84,930
Visa, Inc., Class A# 600 167,448

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
Quarterly Report | March 31, 2024 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Wells Fargo & Co. 1,471 $ 85,259
2,210,641
Health Care - 6.41%
Abbott Laboratories 700 79,562
AbbVie, Inc.# 1,559 283,894
Amgen, Inc.# 500 142,160
Baxter International, Inc. 300 12,822
Becton Dickinson & Co. 173 42,809
Biogen, Inc.* 200 43,126
Bristol-Myers Squibb Co.# 879 47,668
Cigna Group (The) 299 108,594
CVS Health Corp. 400 31,904
Danaher Corp. 200 49,944
DaVita, Inc.*# 900 124,245
Elevance Health, Inc. 200 103,708
Gilead Sciences, Inc.# 400 29,300
Johnson & Johnson# 600 94,914
Medtronic PLC 200 17,430
Merck & Co., Inc. 1,600 211,120
Pfizer, Inc.# 1,700 47,175
Stryker Corp. 160 57,259
Thermo Fisher Scientific,
Inc.# 300 174,363
UnitedHealth Group, Inc.# 600 296,820
1,998,817
Industrials - 3.68%
3M Co. 500 53,035
Automatic Data
Processing, Inc. 50 12,487
Carrier Global Corp. 540 31,390
Emerson Electric Co. 400 45,368
FedEx Corp.# 600 173,844
Honeywell International,
Inc. 600 123,150
Johnson Controls
International PLC 454 29,655
L3Harris Technologies, Inc. 100 21,310
Lockheed Martin Corp. 270 122,815
Northrop Grumman Corp. 200 95,732
Otis Worldwide Corp. 270 26,803
RTX Corp. 1,240 120,937
Trane Technologies PLC 200 60,040
Union Pacific Corp. 300 73,779
United Parcel Service, Inc.,
Class B 300 44,589
Veralto Corp. 66 5,852
Industry Company Shares Value
Industrials (continued)
Waste Management, Inc. 500 $ 106,575
1,147,361
Information Technology - 15.76%
Accenture PLC, Class A 200 69,322
Adobe, Inc.*# 500 252,300
Analog Devices, Inc. 200 39,558
Apple, Inc.# 5,900 1,011,732
Applied Materials, Inc.# 1,100 226,853
Broadcom, Inc. 210 278,336
Cisco Systems, Inc.# 1,500 74,865
Cognizant Technology
Solutions Corp.,
Class A# 700 51,303
Dropbox, Inc., Class A*# 4,000 97,200
HP, Inc. 1,500 45,330
Intel Corp. 1,400 61,838
International Business
Machines Corp. 200 38,192
Intuit, Inc. 200 130,000
Juniper Networks, Inc. 600 22,236
Micron Technology, Inc.# 1,900 223,991
Microsoft Corp.# 2,900 1,220,088
NVIDIA Corp.# 500 451,780
Oracle Corp. 860 108,024
QUALCOMM, Inc.# 1,200 203,160
Salesforce, Inc.# 700 210,826
Snowflake, Inc., Class A*# 100 16,160
Texas Instruments, Inc. 470 81,879
4,914,973
Materials - 2.12%
CF Industries Holdings,
Inc.# 1,700 141,457
Dow, Inc. 333 19,291
DuPont de Nemours, Inc. 400 30,668
Ecolab, Inc. 200 46,180
Freeport-McMoRan, Inc. 1,600 75,232
Linde PLC 200 92,864
Sherwin-Williams Co.
(The) 100 34,733
Steel Dynamics, Inc.# 1,500 222,345
662,770
Real Estate - 0.72%
American Tower Corp. 300 59,277
Crown Castle, Inc. 500 52,915
Equinix, Inc. 40 33,013
Prologis, Inc. 250 32,555
Public Storage 100 29,006

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2024
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Welltower, Inc. 200 $ 18,688
225,454
Utilities - 0.75%
American Electric Power
Co., Inc. 400 34,440
Dominion Energy, Inc. 420 20,660
Duke Energy Corp. 383 37,040
NextEra Energy, Inc. 1,300 83,083
Sempra 660 47,408
Xcel Energy, Inc. 240 12,900
235,531
TOTAL COMMON STOCKS - 63.20% 19,712,089
(Cost $9,242,484)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 31.95%
U.S. Treasury Bills
- 31.95%
04/04/2024 5.315% $ 4,000,000 3,998,269
04/25/2024 5.295% 2,000,000 1,992,991
05/09/2024 5.305% 3,000,000 2,983,315
05/23/2024 5.242% 1,000,000 992,418
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 31.95% 9,966,993
(Cost $9,962,876)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 3.92%
Fidelity Investments Money
Market Government
Portfolio Class I 5.21% 1,221,742
$ 1,221,742
TOTAL MONEY MARKET FUND - 3.92% 1,221,742
(Cost $1,221,742)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 99.07% 30,900,824
(Cost $20,427,102 )
Value
WRITTEN OPTIONS
- (2.11%)
TOTAL WRITTEN OPTIONS - (2.11%) $ (656,947)
(Premiums Received $(630,189))
TOTAL INVESTMENTS
-
96.96%
$ 30,243,877
(Cost $19,796,913)
Other Assets in Excess of Liabilities - 3.04% 947,891
NET ASSETS - 100.00% $ 31,191,768
# Security subject to call or put option written by the Fund.
* Non-income producing security.
(a) Rate represents the annualized effective yield at purchase.
^ Rate disclosed as of March 31, 2024.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.45%)
Adobe, Inc. 5 $ (252,300) $ 490.00
06/21/24
$ (10,775)
Akamai Technologies, Inc. 25 (271,900) 110.00
05/17/24
(12,000)
Amazon.com, Inc. 5 (90,190) 165.00
04/19/24
(165)
American Express Co. 5 (113,845) 200.00
04/19/24
(230)
AppLovin Corp., Class A 35 (242,270) 62.50
05/17/24
(13,300)
Bristol-Myers Squibb Co. 50 (271,150) 52.50
05/17/24
(5,600)
Caterpillar, Inc. 5 (183,215) 320.00
05/17/24
(1,035)
CF Industries Holdings, Inc. 15 (124,815) 75.00
05/17/24
(1,275)
Cisco Systems, Inc. 35 (174,685) 50.00
04/19/24
(3,045)
Delta Air Lines, Inc. 30 (143,610) 39.00
04/19/24
(120)
General Motors Co. 70 (317,450) 38.00
05/17/24
(1,190)
Gilead Sciences, Inc. 40 (293,000) 75.00
04/19/24
(7,400)
Jabil, Inc. 15 (200,925) 125.00
05/17/24
(2,700)
Johnson & Johnson 20 (316,380) 160.00
05/17/24
(7,580)
Match Group, Inc. 45 (163,260) 35.00
05/17/24
(6,660)
Match Group, Inc. 25 (90,700) 32.50
05/17/24
(1,725)
Meta Platforms, Inc., Class A 5 (242,790) 435.00
05/17/24
(5,375)
Mosaic Co. (The) 15 (48,690) 30.00
04/19/24
(255)
Paychex, Inc. 20 (245,600) 120.00
06/21/24
(7,000)
Pfizer, Inc. 75 (208,125) 27.50
04/19/24
(3,225)
Pfizer, Inc. 40 (111,000) 27.00
05/17/24
(3,120)
Pinterest, Inc., Class A 25 (86,675) 34.00
05/17/24
(5,150)
Skechers USA, Inc., Class A 25 (153,150) 57.50
04/19/24
(750)
Snowflake, Inc., Class A 9 (145,440) 160.00
05/17/24
(7,110)
Truist Financial Corp. 80 (311,840) 35.00
05/17/24
(3,840)
U.S. Bancorp 70 (312,900) 40.00
05/17/24
(2,800)
United Airlines Holdings, Inc. 65 (311,220) 43.00
04/19/24
(2,470)
Vertiv Holdings Co., Class A 45 (367,515) 65.00
04/19/24
(900)
Vistra Corp. 29 (201,985) 41.00
04/19/24
(2,175)
Zscaler, Inc. 17 (327,471) 195.00
05/17/24
(19,635)
Total Exchange Traded Put Options Written (Premiums Received $(260,300))
$ (138,605)
.
Exchange Traded Call Options Written - (1.66%)
AbbVie, Inc. 6 $ (109,260) $ 165.00
04/19/24
(10,290)
Adobe, Inc. 2 (100,920) 580.00
05/17/24
(472)
Alphabet, Inc., Class A 15 (226,395) 140.00
05/17/24
(21,525)
Alphabet, Inc., Class C 10 (152,260) 145.00
05/17/24
(12,000)
Amazon.com, Inc. 18 (324,684) 175.00
06/21/24
(26,640)
Amgen, Inc. 2 (56,864) 300.00
06/21/24
(1,386)
APA Corp. 70 (240,660) 32.50
05/17/24
(21,000)
Apple, Inc. 20 (342,960) 180.00
05/17/24
(6,000)
Applied Materials, Inc. 4 (82,492) 200.00
05/17/24
(6,132)
Berkshire Hathaway, Inc., Class B 2 (84,104) 400.00
06/21/24
(5,582)
Bristol-Myers Squibb Co. 3 (16,269) 52.50
06/21/24
(1,020)
CF Industries Holdings, Inc. 17 (141,457) 77.50
05/17/24
(12,750)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Cheniere Energy, Inc. 20 $ (322,560) $ 160.00
04/19/24
$ (8,040)
Chevron Corp. 3 (47,322) 155.00
07/19/24
(2,640)
CME Group, Inc. 9 (193,761) 210.00
06/21/24
(11,160)
Cognizant Technology Solutions Corp., Class A 3 (21,987) 77.50
04/19/24
(60)
ConocoPhillips 2 (25,456) 120.00
05/17/24
(1,830)
Constellation Brands, Inc., Class A 2 (54,352) 260.00
04/19/24
(2,720)
Costco Wholesale Corp. 1 (73,263) 765.00
05/17/24
(734)
DaVita, Inc. 8 (110,440) 135.00
06/21/24
(9,680)
Dropbox, Inc., Class A 39 (94,770) 24.00
04/19/24
(3,003)
Electronic Arts, Inc. 19 (252,073) 140.00
06/21/24
(5,852)
EOG Resources, Inc. 3 (38,352) 120.00
04/19/24
(2,625)
EQT Corp. 43 (159,401) 35.00
04/19/24
(10,664)
Expedia Group, Inc. 25 (344,375) 140.00
04/19/24
(6,075)
Exxon Mobil Corp. 3 (34,872) 100.00
04/19/24
(4,920)
FedEx Corp. 2 (57,948) 280.00
06/21/24
(3,620)
JPMorgan Chase & Co. 3 (60,090) 195.00
06/21/24
(3,405)
Marathon Petroleum Corp. 23 (463,450) 190.00
05/17/24
(37,490)
Marathon Petroleum Corp. 4 (80,600) 185.00
06/21/24
(8,920)
Mastercard, Inc., Class A 2 (96,314) 450.00
06/21/24
(8,740)
McDonald's Corp. 13 (366,535) 290.00
06/21/24
(7,150)
Micron Technology, Inc. 7 (82,523) 105.00
06/21/24
(12,040)
Microsoft Corp. 9 (378,648) 390.00
04/19/24
(29,871)
NVIDIA Corp. 2 (180,712) 725.00
05/17/24
(38,174)
Occidental Petroleum Corp. 44 (285,956) 60.00
04/19/24
(23,100)
Occidental Petroleum Corp. 25 (162,475) 57.50
04/19/24
(19,375)
PepsiCo, Inc. 16 (280,016) 170.00
06/21/24
(14,256)
PepsiCo, Inc. 3 (52,503) 170.00
05/17/24
(2,382)
QUALCOMM, Inc. 6 (101,580) 150.00
05/17/24
(13,500)
Salesforce, Inc. 3 (90,354) 290.00
05/17/24
(5,655)
Snowflake, Inc., Class A 1 (16,160) 170.00
04/19/24
(284)
Steel Dynamics, Inc. 15 (222,345) 130.00
05/17/24
(30,090)
Thermo Fisher Scientific, Inc. 2 (116,242) 560.00
06/21/24
(8,320)
UnitedHealth Group, Inc. 2 (98,940) 500.00
06/21/24
(3,930)
Valero Energy Corp. 22 (375,518) 150.00
05/17/24
(50,270)
Visa, Inc., Class A 2 (55,816) 270.00
05/17/24
(2,970)
Total Exchange Traded Call Options Written (Premiums Received $(369,889))
$ (518,342)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Quarterly Report | March 31, 2024 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 3/31/2024:
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 19,712,089 $ – $ – $ 19,712,089
U.S. Government Obligations – 9,966,993 – 9,966,993
Money Market Fund 1,221,742 – – 1,221,742
TOTAL
$20,933,831 $9,966,993 $– $30,900,824
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2 Significant
Observable Inputs
Level 3 Significant
Unobservable Inputs Total
Written Options $ (602,912) $ (54,035) $ – $ (656,947)
TOTAL
$(602,912) $(54,035) $– $(656,947)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.